Trade and other payables (Tables)	9 Months Ended
Sep. 30, 2023
Trade and other payables.
Schedule of trade and other payables

	September 30,	December 31,
	2023	2022
	$’000	$’000

Current
Trade payables	356,145	442,959
Deferred revenue	63,941	86,363
Withholding tax payable	6,801	5,820
Payroll and other related statutory liabilities	40,228	45,331
VAT payables	29,416	51,103
Other payables	73,230	37,573
	569,761	669,149
Non‑current
Other payables	5,493	1,459
	5,493	1,459